RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments - Credit Losses" to introduce new guidance for the accounting for credit losses on instruments within its scope. ASU 2016-13 requires among other things, the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is still evaluating the cumulative effect of adopting this guidance. Preliminary calculations indicate that this could result in a net adjustment of up to $25 million to the opening balance of retained earnings with a corresponding credit loss provision arising mainly our investments in associated companies but also affecting our lease receivables, trade receivables and related party receivables as of January 1, 2020.

In August 2018, the FASB issued ASU 2018-13 "Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement". ASU 2018-13 includes certain removals, modifications and additions to the disclosure requirements on fair value measurements in Topic 820. The updated guidance is effective for fiscal years, and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In October 2018, the FASB issued ASU No. 2018-16 "Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes." In the United States, eligible benchmark interest rates under Topic 815 are interest rates on direct Treasury obligations of the U.S. government (UST), the London Interbank Offered Rate (LIBOR) swap rate, and the Overnight Index Swap (OIS) Rate based on the Federal Funds Effective Rate. When the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, in August 2017, it introduced the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate as the fourth permissible U.S. benchmark rate. The new ASU adds the OIS rate based on SOFR as a U.S. benchmark interest rate to facilitate the LIBOR to SOFR transition and provide sufficient lead time for entities to prepare for changes to interest rate risk hedging strategies for both risk management and hedge accounting purposes. ASU 2018-16 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company does not expect that the adoption of ASU 2018-16 will have a material effect on the consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-18 "Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606", which defines a collaborative arrangement as a contractual arrangement under which two or more parties actively participate in a joint operating activity and are exposed to significant risks and rewards that depend on the activity’s commercial success. The ASU provides guidance on how to assess whether certain transactions between collaborative arrangement participants should be accounted for within the revenue recognition standard.

The ASU also provides more comparability in the presentation of revenue for certain transactions between collaborative arrangement participants. It accomplishes this by allowing organizations to only present units of account in collaborative arrangements that are within the scope of the revenue recognition standard together with revenue accounted for under the revenue recognition standard. The parts of the collaborative arrangement that are not in the scope of the revenue recognition standard should be presented separately from revenue accounted for under the revenue recognition standard. ASU 2018-18 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company does not expect that the adoption of ASU 2018-18 will have a material effect on the consolidated financial statements.

In April 2019, the FASB issued ASU No. 2019-04 "Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments" to clarify and improve areas of guidance related to the recently issued standards on credit losses, hedging, and recognition and measurement. ASU 2019-04 is effective as of the beginning of the first annual reporting period beginning after April 25, 2019 for amendments to ASU 2017-12 and for fiscal and interim periods beginning after December 15, 2019 for amendments relating to ASU 2016-01 and ASU 2016-13. The expected impact of adopting ASU 2016-13 and any related improvements is shown above. The Company does not expect that the adoption of the remaining provisions of ASU 2019-04 will have a material effect on the consolidated financial statements.

In May 2019, the FASB issued ASU No. 2019-05 "Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief" to provide an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. ASU 2019-05 is effective for fiscal years and interim periods beginning after December 15, 2019. The expected impact of adopting ASU 2016-13 and any related improvements is shown above. The Company does not expect that the adoption of the remaining provisions of ASU 2019-05 will have a material effect on its consolidated financial position, results of operations and cash flows.